Consolidated Statements of Changes in Equity - USD ($)		Amount ($0.001 par)		Subscription Receivable	Additional Paid-in Capital	Legal Reserve	Accumulated Other Comprehensive Income	Retained earnings (Deficit)	Non- controlling Interests	Warrants Reserves	Total
Balance at Dec. 31, 2018		$ 50,000		$ (50,000)	$ 2,360,204	$ 223,500	$ 179,261	$ (1,650,305)	$ 59,852		$ 1,172,512
Balance (in Shares) at Dec. 31, 2018	[1]	16,666,663
Currency translation adjustments							226,031				226,031
Stock-based compensation expenses
Remeasurements of defined benefit plan							(131,713)				(131,713)
Net profit (loss)								54,035	6,042		60,077
Balance at Dec. 31, 2019		$ 50,000		(50,000)	2,360,204	223,500	273,579	(1,596,270)	65,894		1,326,907
Balance (in Shares) at Dec. 31, 2019	[1]	16,666,663
Currency translation adjustments							(60,558)				(60,558)
Capital distribution					(376,276)						(376,276)
Stock-based compensation expenses		$ 2,069			98,867						100,936
Stock-based compensation expenses (in Shares)	[1]	689,427
Remeasurements of defined benefit plan							(8,772)				(8,772)
Net profit (loss)								(3,126,024)	(16,231)		(3,142,255)
Balance at Dec. 31, 2020		$ 52,069		(50,000)	2,082,795	223,500	204,249	(4,722,294)	49,663		$ (2,160,018)
Balance (in Shares) at Dec. 31, 2020		17,356,090	[1]								17,356,090
Currency translation adjustments							(9,915)				$ (9,915)
Stock-based compensation expenses		$ 563			(563)
Stock-based compensation expenses (in Shares)		187,594
Remeasurements of defined benefit plan							627,193				627,193
Issuance of ordinary shares for acquisition of Handshake (see Note 17)		$ 131			327,632						327,763
Issuance of ordinary shares for acquisition of Handshake (see Note 17) (in Shares)		43,700
Issuance of ordinary shares for acquisition of AI Singapore (see Note 3)					(12,719)						(12,719)
Issuance of ordinary shares through initial public offering (“IPO”) (see Note 17)		$ 10,843			12,977,028						12,987,871
Issuance of ordinary shares through initial public offering (“IPO”) (see Note 17) (in Shares)		3,614,458
Issuance of warrants through initial public offering (“IPO”) (see Note 17)					5,422					$ 251,036	256,458
Net profit (loss)								(5,481,926)	(9,728)		(5,491,654)
Balance at Dec. 31, 2021		$ 63,606		$ (50,000)	$ 15,379,595	$ 223,500	$ 821,527	$ (10,204,220)	$ 39,935	$ 251,036	$ 6,524,979
Balance (in Shares) at Dec. 31, 2021		21,201,842									21,201,842

[1]	Giving retroactive effect to the reverse split on August 20, 2021.